As filed with Securities and Exchange Commission on September 12, 2022.
File Nos. 333-254664
811-23649

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 3	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5	[X]
(Check Appropriate Box or Boxes)

Variable Annuity Account Ten
(Exact Name of Registrant)
AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)
2727-A Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 871-2000
Trina Sandoval, Esq.
American General Life Insurance Company
21650 Oxnard Street Suite 750, Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☒  immediately upon filing pursuant to paragraph (b) of Rule 485
☐  on (date) pursuant to paragraph (b) of Rule 485
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in flexible premium deferred variable annuity contracts.

EXPLANATORY NOTE: The prospectus and the statement of additional information each dated May 2, 2022, as filed under Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-254664 and 811-23649, filed on April 26, 2022 and prospectus supplements dated May 23, 2022 and August 10, 2022 are incorporated herein by reference.

SUPPLEMENT DATED SEPTEMBER 12, 2022

TO THE PROSPECTUS DATED MAY 2, 2022

American General Life Insurance Company

Variable Annuity Account Ten

Advanced Outcomes Annuity

This supplement updates certain information in the most recent prospectus. You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy. This supplement is not valid unless it is read in conjunction with the prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.

The following definition is updated under Glossary of Investment Option Terms in INVESTMENT OPTIONS:

Term Start Date

The date in which an Underlying Fund is made available for allocation of Purchase Payments or transfers. An Underlying Fund will have multiple Term Start Dates based upon the Fund Frequency of the strategy the Underlying Fund is managing to. Term Start Dates are generally the 10th of the month. However, if the 10th of the month is a non-NYSE business day and/or a day on which the U.S. bond market is closed for trading, the Term Start Dates will be the next NYSE business day.

Additionally, a new Strategy is added to INVESTMENT OPTIONS as below:

Strategies	Underlying Fund Frequency
Milliman 6-month Buffered S&P 500 with Trigger Outcome Strategy	Monthly

As a result of the Strategy addition, the following is added under Upside Parameters in PRINCIPAL RISKS OF INVESTING IN THE CONTRACT:

–

Trigger: The trigger seeks to produce a defined return that is only “triggered” (i.e., paid to the Underlying Fund, before contract fees, fund fees, and expenses) if the value of the referenced index at the end of the Underlying Fund’s term is unchanged or has increased from the value of the referenced index at the beginning of the Underlying Fund’s term.. Decreasing referenced index performance will not “trigger” a return.

For example, if the trigger rate is 7% and the value of a referenced index at the end of the Underlying Fund’s term has not changed or increased from its value at the beginning of the Underlying Fund’s term, the Underlying Fund will seek an equity return of 7%, before contract fees, fund fees, and expenses.

The Underlying Fund does not aim to produce index returns, and as such will not participate in any gains achieved by the referenced index, which could cause the Underlying Fund to underperform relative to the referenced index. If the trigger rate is “triggered”, the defined return may be higher or lower than the referenced index’s return over the same period. If the trigger rate is not “triggered”, then the Underlying Fund’s performance relative to the referenced index may still be higher or lower than the referenced index’s return over the same period. If the Underlying Fund’s collateral portfolio experiences losses, it could have the impact of reducing or completely eliminating the performance of the defined return or downside buffer, if applicable.

The following Underlying Funds are hereby added to APPENDIX A - UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT:

Type	Underlying Fund – Share Class 3 Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Equity	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jan/Jul[9] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug[10] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep[11] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct[6] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov[7] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec[8] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

[6]	Available for investment on or about October 10, 2022.

[7]	Available for investment on or about November 10, 2022.

[8]	Available for investment on or about December 12, 2022.

[9]	Available for investment on or about January 10, 2023.

[10]	Available for investment on or about February 10, 2023.

[11]	Available for investment on or about March 10, 2023.

Part C — Other Information
Item 27.  Exhibits

Exhibit Number	Description	Location
(a)	Secretary's Certificate dated March 4, 2021, certifying the Resolution of the Board of Directors of American General Life Insurance Company authorizing establishment of Variable Annuity Account Ten	Incorporated by reference to Initial Registration Statement, File Nos. 333-254664 and 811-23649, filed on March 24, 2021, Accession No. 0001193125-21-092746.
(b)	Custodian Agreements	Not Applicable
(c)(1)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(c)(2)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(d)(1)	AGL Variable Annuity Contract (ICC21-AG-807 (6-21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(2)	AGL Contract Data Page (ICC21-AG-807-DP (6/21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(3)	AGL Nursing Home Waiver Rider (ICC21-AGE-8097 (6/21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(4)	AGL Premium Plus Endorsement (ASE-6245 (12/08))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(d)(5)	Guaranteed Minimum Accumulation Benefit Rider ( ICC21-AGE-8095 (6/21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(6)	AGL Optional Return of Purchase Payment Death Benefit Rider (ICC21-AGE-8094 (6/21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(7)	AGL IRA and Roth SEP Endorsement (ICC19-AGE-6171 (5/19))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(8)	AGL Roth IRA Endorsement (ICC19-AGE-6172 (5/19))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(d)(9)	SECURE Act Endorsement (ICC21-AGE-8088 (1-21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(e)	Application for Contract (ICC21-AGA-807 (6/21))	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(f)	Corporate Documents of Depositor

Exhibit Number	Description	Location
(f)(1)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991 (P)	Incorporated by reference to Initial Form Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.
(f)(2)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995
Incorporated by reference to Pre-Effective Amendment No. 3 to
Form S-6 Registration Statement, File No. 333-53909, of
American General Life Insurance Company Separate Account
VL-R, filed on August 19, 1998, Accession
No. 0000899243-98-001661.

(f)(3)	Bylaws of American General Life Insurance Company, restated as of June 8, 2005
Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561,
of American General Life Insurance Company Separate
Account VL-R, filed on August 12, 2005, Accession
No. 0001193125-05-165474.

(g)	Reinsurance Contract	Not Applicable
(h)	Participation Agreements
(h)(1)	Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts
(j)(1)	Notice of Termination of Support Agreement	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.
(j)(2)	Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014, Accession No. 0000950123-14-004617.
(j)(3)	Agreement and Plan of Merger	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(j)(4)	CMA Termination Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185762 and 811-03859, filed on April 28, 2015, Accession No. 0001193125-15-153218.
(k)	Opinion and Consent of Counsel	Incorporated by reference to Initial Registration Statement, File Nos. 333-254664 and 811-23649, filed on March 24, 2021, Accession No. 0001193125-21-092746.
(l)	Consent of Independent Registered Public Accounting Firm	Filed Herewith
(m)	Financial Statements Omitted	None
(n)	Initial Capital Agreement	Not Applicable
(o)	Form of Initial Summary Prospectus	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment 2, File Nos File No. 333-254664 and 811-23649, filed on December 17, 2021, Accession No. 0001193125-21-361055.
(p)	Power of Attorney — American General Life Insurance Company Directors	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 3, File Nos. 333-254664 and 811-23649, filed on April 26, 2022, Accession No. 0001193125-22-120162.

Item 28.  Directors and Officers of the Depositor
The directors and principal officers of the American General Life Insurance Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Kevin T. Hogan (1)	Director, Chairman, Chief Executive Officer, and President
Jonathan J. Novak (2)	Director and Chief Executive Officer, Institutional Markets
Todd P. Solash (3)	Director and Chief Executive Officer, Individual Retirement and Life Insurance
Elias F. Habayeb (12)	Director, Executive Vice President and Chief Financial Officer
Terri N. Fiedler	Director, Senior Vice President and Chief Distribution Officer
Sabra R. Purtill (12)	Director, Senior Vice President and Chief Investment Officer
Sabyasachi Ray (10)	Director, Senior Vice President and Chief Operating Officer
Emily W. Gingrich (1)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Timothy M. Heslin (5)	President, Life US
Bryan A. Pinsky (3)	President, Individual Retirement
Christopher P. Filiaggi (1)	Senior Vice President and Life Controller
Katherine A. Anderson (4)	Senior Vice President and Chief Risk Officer
David Ditillo (5)	Senior Vice President and Chief Information Officer
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Christina M. Haley (3)	Senior Vice President, Product Filing
Frank A. Kophamel (5)	Senior Vice President, Deputy Chief Actuary and Appointed Actuary
Gabriel A. Lopez (3)	Senior Vice President, Individual Retirement Operations
Christopher V. Muchmore (3)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Eric G. Tarnow	Senior Vice President, Life Products
Mallary L. Reznik (3)	Senior Vice President, General Counsel and Assistant Secretary
Michael P. Harwood (5)	Senior Vice President
Christine A. Nixon (3)	Senior Vice President
Justin J.W. Caulfield (12)	Vice President and Treasurer
Julie Cotton Hearne	Vice President and Corporate Secretary
Lloyd J. Bellow (5)	Vice President and Tax Officer
Margaret Chih (9)	Vice President and Tax Officer
Daniel R. Cricks (5)	Vice President and Tax Officer
Stephen G. Lunanuova (10)	Vice President and Tax Officer
Valerie J. Vetters (9)	Vice President and Tax Officer
Lisa K. Gerhart (5)	Vice President and Assistant Life Controller
Leo W. Grace (5)	Vice President, Product Filing
Preston L. Schnoor (3)	Vice President, Product Filing
Aimy T. Tran (3)	Vice President, Product Filing
Mark A. Peterson (8)	Vice President, Distribution
Jennifer A. Roth (3)	Vice President, 38a-1 Compliance Officer
Nicolas Berg (1)	Vice President
Michelle D. Campion (9)	Vice President
Jeffrey S. Flinn (4)	Vice President
Christopher J. Hobson (3)	Vice President
Jennifer N. Miller (9)	Vice President
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Angela G. Bates (12)	Anti-Money Laundering and Economic Sanctions Compliance Officer
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (10)	Investment Tax Officer
Michael F. Mulligan (3)	Head of International Pension Risk Transfer

Names, Positions and Offices Held with Depositor
Ethan D. Bronsnick (11)	Head of U.S. Pension Risk Transfer
Daryl M. Griffin (10)	Manager, State Filings
Aileen V. Apuy (2)	Assistant Manager, State Filings
Melissa H. Cozart	Privacy Officer

(1)
28 Liberty Street, Floor 45th, New York, NY 10005-1400
(2)
10880 Wilshire Blvd. Suite 1101, Los Angeles, CA 90024
(3)
21650 Oxnard Street, Woodland Hills, CA 91367
(4)
2929 Allen Parkway, America Tower, Houston, TX, 77019
(5)
2727A Allen Parkway, Life Building, Houston, TX,77019
(6)
3211 Shannon Road, Durham, NC 27707
(7)
50 Danbury Road, Wilton, CT 06897
(8)
340 Seven Springs Way, Brentwood, TN, 32027
(9)
777 S. Figueroa Street, Los Angeles, CA 90017
(10)
30 Hudson Street, Jersey City, NJ,07302
(11)
160 Greene Street, 5 Harborside Plaza, Jersey City, New Jersey, 07311
(12)
1271 Avenue Of The Americas, New York, New York, 10020
Item 29.  Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of American General Life Insurance Company (“Depositor”). The Depositor is an indirect, majority-owned subsidiary of American International Group, Inc. (“AIG”). On October 26, 2020, AIG announced that it was pursuing a separation of its Life and Retirement business. On November 2, 2021, AIG and Blackstone Group, Inc. (“Blackstone”) closed a transaction whereby Blackstone acquired a 9.9 percent equity stake in SAFG Retirement Services, Inc., later renamed to Corebridge Financial, Inc. (“Corebridge”), which is the holding company for AIG’s Life and Retirement business. Upon completion of that separation, the Depositor will continue to be a wholly owned subsidiary of Corebridge and will no longer be an indirect, majority-owned subsidiary of AIG. An organizational chart for AIG can be found as Exhibit 21 in AIG’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-22-024701, filed on February 17, 2022. Exhibit 21 is incorporated herein by reference.
Item 30.  Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
American General Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.  Principal Underwriter
(a)  AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A

(b)  Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, Chairman, President and Chief Executive Officer
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Christina Nasta(1)	Director, Executive Vice President, Sales and Operations
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
John T. Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Margaret Chih(3)	Tax Officer
Valerie Vetters(3)	Tax Officer
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary
Marjorie Washington(2)	Assistant Secretary

*
Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)
Principal business address 160 Greene Street, Jersey City, NJ 07311
(2)
Principal business address 2919 Allen Parkway, Houston, TX 77019
(3)
Principal business address 777 South Figueroa Street, Los Angeles, CA 90017
(c)  AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 32.  Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 33.  Management Services
Not Applicable.

Item 34.  Fee Representation and Other Representations
Fee Representation
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Ten, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 9th day of September, 2022.
Variable Annuity Account Ten
(Registrant)
BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
  (On behalf of the Registrant and itself)
BY: /s/  CHRISTOPHER P. FILIAGGI

  CHRISTOPHER P. FILIAGGI
  SENIOR VICE PRESIDENT AND LIFE CONTROLLER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President (Principal Executive Officer)	September 9, 2022

*ELIAS F. HABAYEB ELIAS F. HABAYEB	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	September 9, 2022

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Senior Vice President and Life Controller (Principal Accounting Officer)	September 9, 2022

*TERRI N. FIEDLER TERRI N. FIEDLER	Director	September 9, 2022

*EMILY W. GINGRICH EMILY W. GINGRICH	Director	September 9, 2022

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	September 9, 2022

SABRA R. PURTILL	Director

SABYASACHI RAY	Director

*TODD P. SOLASH TODD P. SOLASH	Director	September 9, 2022

*BY: /s/ TRINA SANDOVAL TRINA SANDOVAL Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.		September 9, 2022